Selected Quarterly Financial Data (unaudited) - Schedule of Quarterly Financial Information (Parenthetical) (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021
Common stock, shares issued	109,044,046	111,251,660	150,000,000
Common stock, shares outstanding	109,044,046	110,782,909